Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of loss before taxes on income
	Year Ended December 31,
	2018	2017	2016
Domestic	$(21,784)	$(24,728)	$(32,642)
Foreign	104	130	142
	$(21,680)	$(24,598)	$(32,500)

Schedule of taxes on income
	Year Ended December 31,
	2018	2017	2016
Current	$102	$46	$8
Deferred	(107)	73	(5)
	$(5)	$119	$3

	Year Ended December 31,
	2018	2017	2016
Domestic	$—	$—	$—
Foreign	(5)	119	3
	$(5)	$119	$3

Schedule of deferred income taxes

	December 31,
	2018	2017
Carry forward tax losses	$28,033	$24,969
Research and development carry forward expenses-temporary differences	1,567	1,282
Accrual and reserves	241	139

Deferred tax assets before valuation allowance	29,841	26,390
Valuation allowance	(29,655)	(26,311)

Net deferred tax assets	$186	$79

Schedule of net changes in total valuation allowance
	Year Ended December 31,
	2018	2017	2016
Balance at beginning of year	$(26,311)	$(22,560)	$(16,196)
Changes due to amendments to tax laws and exchange rate differences	1,393	1,806	917,000
Adjustment previous year loss	—	(591)	—
Additions during the year	(4,737)	(4,966)	(7,281)

Balance at end of year	$(29,655)	$(26,311)	$(22,560)

Schedule of reconciliation between the theoretical tax expense and the actual tax expense (benefit)

	Year Ended December 31,
	2018	2017	2016
Loss before taxes, as reported in the consolidated statements of operations	$(21,680)	$(24,598)	$(32,500)

Statutory tax rate	23.0%	24.0%	25.0%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(4,986)	$(5,904)	$(8,125)
Income tax at rate other than the Israeli statutory tax rate	5	17	10
Non-deductible expenses including equity based compensation expenses and other	631	878	857
Operating losses and other temporary differences for which valuation allowance was provided	4,737	4,966	7,281
Other	(392)	162	(20)

Actual tax expense	$(5)	$119	$3